Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [Abstract]
Schedule of revenue disaggregated by geography
	Year Ended December 31,
	2021	2020
United States	$11,313	$4,281
Greater China	25,973	14,297
Latin America	5,192	1,530
Rest of Asia Pacific	1,006	1,478
Europe	4,928	1,024
Total	$48,412	$22,610

Schedule of liabilities associated with the engineering services contracts
	December 31,
	2021	2020
Deferred revenue	$1,840	$1,665

Schedule of identified below, some of our customers
	December 31,
	2021	2020
Customer A	39.0%	57.0%
Customer B	4.6%	12.9%